Expense Example {- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-16 - Fidelity Advisor® Emerging Asia Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Emerging Asia Fund-Class A
Expense Example:
1 year	$ 695
3 years	949
5 years	1,222
10 years	1,999
Fidelity Advisor Emerging Asia Fund-Class M
Expense Example:
1 year	499
3 years	813
5 years	1,150
10 years	2,099
Fidelity Advisor Emerging Asia Fund-Class C
Expense Example:
1 year	302
3 years	624
5 years	1,073
10 years	2,126
Fidelity Advisor Emerging Asia Fund - Class I
Expense Example:
1 year	99
3 years	309
5 years	536
10 years	1,190
Class Z
Expense Example:
1 year	86
3 years	268
5 years	466
10 years	$ 1,037